Financial instruments and financial risk management (Details) € in Thousands	Jun. 30, 2019 EUR (€)
Amortised cost | Trade and other payables
Disclosure of financial assets [line items]
Carrying amount	€ 55,068
Amortised cost | Research and development incentive receivables - non-current member
Disclosure of financial assets [line items]
Carrying amount	6,047
Amortised cost | Restricted cash - non-current
Disclosure of financial assets [line items]
Carrying amount	356
Amortised cost | Trade and other receivables
Disclosure of financial assets [line items]
Carrying amount	5,277
Amortised cost | Prepaid expenses
Disclosure of financial assets [line items]
Carrying amount	8,326
Amortised cost | Research and development incentive receivables - current
Disclosure of financial assets [line items]
Carrying amount	301
Amortised cost | Restricted cash - current
Disclosure of financial assets [line items]
Carrying amount	1,692
Amortised cost | Cash and cash equivalents
Disclosure of financial assets [line items]
Carrying amount	167,793
FVTPL | Financial assets - non-current
Disclosure of financial assets [line items]
Carrying amount	1,499
FVTPL | Financial assets-current
Disclosure of financial assets [line items]
Carrying amount	€ 776,490